Equity Method Investments - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments Joint Ventures [Line Items]
Equity method investments , beginning balance	$ 150,209	$ 148,665	$ 130,660
Contributions to equity method investments	0	4,000	17,000
Equity Method Investment Additions	0	2,580
Share of results	25,794	11,147	651
Distributions received from equity method investments	(27,469)	(16,183)
Capitalized interest and deferred financing costs		0	354
Total Equity method investments , ending balance	$ 148,534	$ 150,209	$ 148,665